Note 20 - Taxation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2035	Dec. 31, 2034	Dec. 31, 2033	Dec. 31, 2014	Dec. 31, 2013
Note 20 - Taxation (Details) [Line Items]
Minimum Stock Ownership Percentage For Tax Exemption	50.00%
Beneficial Ownership Requirement, Percentage	50.00%
Liability for Uncertainty in Income Taxes, Noncurrent	$ 0				$ 0	$ 0
Coal Washing [Member]
Note 20 - Taxation (Details) [Line Items]
Operating Loss Carryforwards	$ 38,091,000				$ 13,494,000
Scenario, Forecast [Member] | Coal Washing [Member]
Note 20 - Taxation (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration		$ 12,982,000	$ 25,434,000	$ 641,000